Summary of Significant Accounting Policies: (Tables) - Hman Group holdings Inc and subsidiaries	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Schedule of property and equipment, net

	Estimated
	Useful Life
	(Years)	2020	2019
Leasehold improvements	life of lease	$11,506	$10,982
Machinery and equipment	2 – 10	334,643	308,096
Computer equipment and software	2 – 5	61,737	60,412
Furniture and fixtures	6 – 8	5,467	2,749
Construction in process		5,352	2,712
Property and equipment, gross		418,705	384,951
Less: Accumulated depreciation		236,031	179,791
Property and equipment, net		$182,674	$205,160

Schedule of goodwill amounts by reportable segment

	Goodwill at				Goodwill at
	December 26,				March 27,
	2020	Acquisitions	Dispositions	Other(1)	2021
Hardware and Protective Solutions	$565,578	$—	$—	$(124)	$565,454
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	602	30,288
Total	$816,200	$—	$—	$478	$816,678

	Goodwill at
	December 29,				Goodwill at
	2019				December 26,
	As Restated	Acquisitions	Disposals	Other(1)	2020
Hardware and Protective Solutions	$565,780	$—	$—	$(202)	$565,578
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,134	—	—	552	29,686
Total	$815,850	$—	$—	$350	$816,200
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Schedule of other intangibles, net

	Estimated
	Useful Life	December 26,	December 28,
	(Years)	2020	2019
Customer relationships	13 – 20	$941,648	$941,305
Trademarks – Indefinite	Indefinite	85,603	85,517
Trademarks – Other	5 – 15	26,400	26,700
Technology and patents	7 – 12	63,749	60,968
Intangible assets, gross		1,117,400	1,114,490
Less: Accumulated amortization		291,434	232,060
Intangible assets, net		$825,966	$882,430

Schedule of estimated annual amortization expense for intangible assets

Amortization
Fiscal Year Ended	Expense
2021	$59,608
2022	$59,608
2023	$59,608
2024	$59,608
2025	$58,858

Schedule of disaggregates our revenue by product category

	Thirteen weeks ended March 27, 2021
	Hardware and	Robotics and
	Protective	Digital		Total
	Solutions	Solutions	Canada	Revenue
Fastening and Hardware	$166,602	$—	$34,091	$200,693
Personal Protective	84,327	—	13	84,340
Keys and Key Accessories	—	42,094	361	42,455
Engraving	—	13,778	8	13,786
Resharp	—	7	—	7
Consolidated	$250,929	$55,879	$34,473	$341,281

	Thirteen weeks ended March 28, 2020
	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Fastening and Hardware	$150,387	$—	$25,321	$175,708
Personal Protective	62,789	—	—	62,789
Keys and Key Accessories	—	43,375	1,029	44,404
Engraving	—	12,923	2	12,925
Resharp	—	10	—	10
Consolidated	$213,176	$56,308	$26,352	$295,836

	Hardware	Robotics
	and	and
	Protective	Digital		Total
	Solutions	Solutions	Canada	Revenue
Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
Fastening and Hardware	$581,269	$—	$137,186	$718,455
Personal Protective	55,448	—	—	55,448
Keys and Key Accessories	—	143,898	4,217	148,115
Engraving	—	52,145	12	52,157
Resharp	—	—	—	—
Consolidated	$636,717	$196,043	$141,415	$974,175

Schedule of disaggregates our revenue by geographic location

	Thirteen weeks ended March 27, 2021
	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
United States	$246,797	$55,300	$—	$302,097
Canada	1,229	579	34,473	36,281
Mexico	2,903	—	—	2,903
Consolidated	$250,929	$55,879	$34,473	$341,281

	Thirteen weeks ended March 28, 2020
	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
United States	$209,677	$55,843	$—	$265,520
Canada	1,264	465	26,352	28,081
Mexico	2,235	—	—	2,235
Consolidated	$213,176	$56,308	$26,352	$295,836

	Hardware	Robotics
	and	and
	Protective	Digital		Total
	Solutions	Solutions	Canada	Revenue
Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
United States	$626,490	$195,538	$—	$822,028
Canada	1,944	505	141,415	143,864
Mexico	8,283	—	—	8,283
Consolidated	$636,717	$196,043	$141,415	$974,175